Stockholders' Equity	6 Months Ended
Jun. 30, 2015
STOCKHOLDERS' DEFICIT:
Stockholders' Equity

Note 7 – Stockholders’ Equity

On May 20, 2014, the Company issued 20,000,000 common shares to two directors and officers at a discount of $2,000.

On November 17, 2014 the Company redeemed an aggregate of 19,500,000 of the then 20,000,000 shares of common stock. Also, the Company issued 3,000,000 shares of its common stock to a director and officer.

On April 20, 2015, the Company issued 2,500,000 founder shares to its Chief Executive officer.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of June 30, 2015, 6,000,000 shares of common stock and no preferred stock were issued and outstanding.

During the six months ended June 30, 2015, the Company’s majority stockholder and Chief Executive Officer made capital contributions totaling $66,361.